CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Sales, net of business tax, value-added tax and related surcharges
Online education services	$ 80,545	$ 58,573	$ 40,281
Books and reference materials	6,392	5,129	4,438
Others	10,259	7,658	7,383
Total net revenues	97,196	71,360	52,102
Cost of sales
Cost of services	(35,187)	(27,073)	(20,494)
Cost of tangible goods sold	(4,616)	(2,844)	(2,587)
Total cost of sales	(39,803)	(29,917)	(23,081)
Gross profit	57,393	41,443	29,021
Operating expenses
Selling expenses	(21,445)	(15,673)	(11,337)
General and administrative expenses	(11,645)	(9,806)	(8,248)
Total operating expenses	(33,090)	(25,479)	(19,585)
Other operating income	253	59	58
Operating income (loss)	24,556	16,023	9,494
Interest income	2,964	1,415	1,119
Interest expense	(291)
Exchange gain/(loss)	232	(77)	(40)
Income before income taxes	27,461	17,361	10,573
Less: Income tax expense	(4,052)	(3,797)	(2,600)
Net income from continuing operations	23,409	13,564	7,973
Net income from discontinued operations			236
Net income	23,409	13,564	8,209
Net income from continuing operations	23,409	13,564	7,973
Net income from discontinued operations			236
Net income	$ 23,409	$ 13,564	$ 8,209
Net income attributable to ordinary shareholders
Basic from continuing operations	$ 0.17	$ 0.10	$ 0.06
Basic from discontinued operations			$ 0.00
Basic	$ 0.17	$ 0.10	$ 0.06
Diluted from continuing operations	$ 0.17	$ 0.10	$ 0.06
Diluted from discontinued operations			$ 0.00
Diluted	$ 0.17	$ 0.10	$ 0.06
Weighted average shares used in calculating net income per share
Basic	139,613,967	135,174,562	133,996,737
Diluted	140,497,204	136,399,233	134,363,108